Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Goodwill impairments	$ 67.6	$ 935.0	$ 0.0	$ 0.0	$ 935.0	$ 1,002.6	$ 0.0	$ 0.0
Reconciliation of the U.S. federal statutory tax rate to the actual tax rate is as follows:
Statutory U.S. federal income tax rate						35.00%	35.00%	35.00%
U.S. state income taxes, net of federal benefit						1.40%	4.30%	6.90%
Federal benefit of R&D and AMT credits, net						0.10%	2.00%	0.50%
Foreign earnings at lower rates than U.S. federal rate						0.20%	(0.50%)	(1.40%)
Federal impact of U.S. permanent differences						(0.10%)	(3.20%)	(8.80%)
Impact of goodwill impairments						(19.40%)	0.00%	0.00%
Valuation allowance adjustments						0.70%	13.20%	47.70%
Other						(0.20%)	1.80%	2.20%
Effective income tax rate						17.70%	52.60%	82.10%
Gaming
Income Tax Contingency [Line Items]
Goodwill impairments		$ 935.0				$ 935.0